Earnings Per Share - Computation (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss)	$ 1,194	$ 1,959	$ 1,983	[1]	$ (3,969)	$ 3,153	$ (1,986)	[1]	$ (15,727)	$ (82,651)	$ 152,218
Less: net income attributable to WMH prior to the Business Combination									0	0	15,078
Less: net income (loss) attributable to noncontrolling interests after the Business Combination	$ 478		$ 757			$ 1,197	$ (737)		(5,829)	33,338	76,757
Net income (loss) attributable to WM Technology, Inc. - basic									(9,898)	(115,989)	60,383
Effect of dilutive securities:
Change in fair value of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests									0	0	72,483
Net income (loss) attributable to WM Technology, Inc. - diluted									$ (9,898)	$ (115,989)	$ (12,100)
Denominator:
Weighted average common shares outstanding - basic (in shares)									93,244,911	85,027,120	65,013,517
Warrants (in shares)	0		677,847			0	0
Weighted average common shares outstanding - diluted (in shares)									93,244,911	85,027,120	66,813,417
Class A Common Stock
Numerator:
Net income (loss) attributable to WM Technology, Inc. - basic	$ 716		$ 1,226			$ 1,956	$ (1,249)
Effect of dilutive securities:
Net income (loss) attributable to WM Technology, Inc. - diluted	$ 716		$ 1,226			$ 1,956	$ (1,249)
Denominator:
Weighted average common shares outstanding - basic (in shares)	95,342,596		92,851,349	[1]		95,023,380	92,589,011	[1]	93,244,911	85,027,120	65,013,517
Weighted average common shares outstanding - diluted (in shares)	97,275,700		93,622,582	[1]		96,647,173	92,589,011	[1]	93,244,911	85,027,120	66,813,417
Net income (loss) per share of Class A Common Stock:
Net income (loss) per Class A common share - basic (in dollars per share)	$ 0.01		$ 0.01	[1]		$ 0.02	$ (0.01)	[1]	$ (0.11)	$ (1.36)	$ 0.93
Net income (loss) per share of Class A Common Stock:
Net income (loss) per Class A common share - diluted (in dollars per share)	$ 0.01		$ 0.01	[1]		$ 0.02	$ (0.01)	[1]	$ (0.11)	$ (1.36)	$ (0.18)
Public Warrants
Denominator:
Warrants (in shares)									0	0	1,153,782
Private Placement Warrants
Denominator:
Warrants (in shares)									0	0	646,118

[1]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.